Schedule of Investments (unaudited) March 31, 2023	BlackRock LifePath® Dynamic 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 42.6%
BlackRock Advantage Emerging Markets Fund, Class K	192,520	$1,821,238
BlackRock Tactical Opportunities Fund, Class K	274,415	3,904,927
Diversified Equity Master Portfolio	$21,550,383	21,550,383
International Tilts Master Portfolio	$6,672,074	6,672,074
iShares Developed Real Estate Index Fund, Class K	35,455	319,098
iShares MSCI EAFE Small-Cap ETF(b)	33,192	1,975,256

		36,242,976

Fixed-Income Funds — 47.1%
BlackRock Diversified Fixed Income Fund	3,317,892	32,747,599
BlackRock High Yield Bond Portfolio, Class K	117,091	795,050
iShares TIPS Bond ETF(b)	59,385	6,547,196

		40,089,845

Security	Shares	Value

Money Market Funds — 17.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)	6,345,891	$6,347,795
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.73%(c)	8,226,214	8,226,214

		14,574,009

Total Investments — 106.8% (Cost: $88,079,705)		90,906,830

Liabilities in Excess of Other Assets — (6.8)%		(5,788,442)

Net Assets — 100.0%		$85,118,388

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio(a)	$12,933,897	$—		$(14,668,254	)(b)(c)	$(32,755)	$1,767,112	$—	$—	$20,966		$—
BlackRock Advantage Emerging Markets Fund, Class K	1,721,128	—		—		—	100,110	1,821,238	192,520	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	2,273,580	4,077,255	(b)	—		(1,625)	(1,415)	6,347,795	6,345,891	1,336	(d)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,446,028	4,780,186	(b)	—		—	—	8,226,214	8,226,214	61,322		—
BlackRock Diversified Fixed Income Fund	—	33,107,530		—		—	(359,931)	32,747,599	3,317,892	260,278		—
BlackRock High Yield Bond Portfolio, Class K	765,042	12,757	(b)	—		—	17,251	795,050	117,091	12,844		—
BlackRock Tactical Opportunities Fund, Class K	3,957,066	—		—		—	(52,139)	3,904,927	274,415	—		—
Diversified Equity Master Portfolio	20,677,976	1,964,758	(b)(c)	—		(80,979)	(1,011,372)	21,550,383	$21,550,383	99,479		—
International Tilts Master Portfolio	6,121,791	819,346	(b)(c)	—		95,690	(364,753)	6,672,074	$6,672,074	39,068		—
iShares Core U.S. Aggregate Bond ETF(a)	9,544,108	—		(9,888,734)		(1,543,052)	1,887,678	—	—	—		—
iShares Developed Real Estate Index Fund, Class K	99,974	218,000		—		—	1,124	319,098	35,455	—		—
iShares MSCI EAFE Small-Cap ETF	1,874,683	—		—		—	100,573	1,975,256	33,192	—		—
iShares TIPS Bond ETF	5,720,511	614,737		—		—	211,948	6,547,196	59,385	—		—
Master Total Return Portfolio(a)	9,661,315	—		(11,775,834	)(b)(c)	(274,955)	2,389,474	—	$—	127,344		—

						$(1,837,676)	$4,685,660	$90,906,830		$622,637		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Dynamic 2025 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	6	06/08/23	$910	$34,651
S&P/TSE 60 Index	6	06/15/23	1,074	26,821
MSCI EAFE Index	3	06/16/23	314	7,853
MSCI Emerging Markets Index	38	06/16/23	1,891	66,605
Russell 2000 E-Mini Index	29	06/16/23	2,630	67,203
S&P 500 Micro E-Mini Index	103	06/16/23	2,131	41,574
10-Year U.S. Treasury Note	15	06/21/23	1,726	53,547
U.S. Long Bond	12	06/21/23	1,576	66,746
Ultra U.S. Treasury Bond	14	06/21/23	1,983	59,832

				424,832

Short Contracts
5-Year U.S. Treasury Note	23	06/30/23	2,522	8,879

				$433,711

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	1,611,519	USD	1,184,750	Morgan Stanley & Co. International PLC	06/21/23	$9,153
EUR	731,605	USD	776,529	Bank of America N.A.	06/21/23	20,381
EUR	731,605	USD	775,946	Morgan Stanley & Co. International PLC	06/21/23	20,964
JPY	3,359,000	USD	24,917	Morgan Stanley & Co. International PLC	06/21/23	672

						51,170

USD	282,399	CAD	388,000	Morgan Stanley & Co. International PLC	06/21/23	(5,053)
USD	13,852	EUR	13,000	Deutsche Bank AG	06/21/23	(308)

						(5,361)

						$45,809

OTC Total Return Swaps

				Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency

1-Day SOFR plus 0.25%, 4.80%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	11/11/23	USD	1,619	$(22,087)	$—	$(22,087)
1-Day SOFR plus 0.29%, 4.80%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	03/23/24	USD	144	7,050	—	7,050

									$(15,037)	$—	$(15,037)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Dynamic 2025 Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$8,020,519	$—	$—	$8,020,519
Fixed-Income Funds	40,089,845	—	—	40,089,845
Money Market Funds	14,574,009	—	—	14,574,009

	$62,684,373	$—	$—	62,684,373

Investments Valued at NAV(a)				28,222,457

				$90,906,830

Derivative Financial Instruments(b)
Assets
Equity Contracts	$210,056	$41,701	$—	$251,757
Foreign Currency Exchange Contracts	—	51,170	—	51,170
Interest Rate Contracts	189,004	—	—	189,004
Liabilities
Equity Contracts	—	(22,087)	—	(22,087)
Foreign Currency Exchange Contracts	—	(5,361)	—	(5,361)

	$399,060	$65,423	$—	$464,483

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

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